ORGANIZATION AND BUSINESS BACKGROUND (Details)				12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	May 18, 2011	Dec. 01, 2010	Jun. 30, 2010	Jun. 30, 2012 Gifted Time Holdings Limited [Member]	Feb. 03, 2010 Gifted Time Holdings Limited [Member]	Feb. 02, 2010 Gifted Time Holdings Limited [Member]	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Jun. 30, 2012 Gifted Time Holdings Limited [Member] Direct [Member]	Jun. 30, 2012 Gifted Time Holdings Limited [Member] Indirect [Member]	Jun. 30, 2012 Clear Mind Limited [Member]	Jun. 30, 2012 Clear Mind Limited [Member] Direct [Member]	Jun. 30, 2012 Clear Mind Limited [Member] Indirect [Member]	Jun. 30, 2012 World Hope Enterprises Limited [Member]	Jun. 30, 2012 World Hope Enterprises Limited [Member] Direct [Member]	Jun. 30, 2012 World Hope Enterprises Limited [Member] Indirect [Member]	Jun. 30, 2012 Beijing Helitong S&T Exploration Co Ltd [Member]	Jun. 30, 2012 Beijing Helitong S&T Exploration Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Helitong S&T Exploration Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Hollysys Group Co Ltd [Member]	Jun. 30, 2012 Hollysys Group Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Hollysys Group Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Hollysys (Beijing) Investment Co Ltd [Member]	Jun. 30, 2012 Hollysys (Beijing) Investment Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Hollysys (Beijing) Investment Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Hollysys Automation Drive Co Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Automation Drive Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Hollysys Automation Drive Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Hangzhou Hollysys Automation Co Ltd [Member]	Jun. 30, 2012 Hangzhou Hollysys Automation Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Hangzhou Hollysys Automation Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Hollysys Electronics Technology Co Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Electronics Technology Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Hollysys Electronics Technology Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Hollycon Med. Tech. Co Ltd [Member]	Jun. 30, 2012 Beijing Hollycon Med. Tech. Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Hollycon Med. Tech. Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Hollysys Co Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Hollysys Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Haotong Science and Technology Development Co Ltd [Member]	Jun. 30, 2012 Beijing Haotong Science and Technology Development Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Haotong Science and Technology Development Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Beijing Wodeweiye Technology Exploration Co Ltd [Member]	Jun. 30, 2012 Beijing Wodeweiye Technology Exploration Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Beijing Wodeweiye Technology Exploration Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Xian Hollysys Co Ltd [Member]	Jun. 30, 2012 Xian Hollysys Co Ltd [Member] Direct [Member]	Jun. 30, 2012 Xian Hollysys Co Ltd [Member] Indirect [Member]	Jun. 30, 2012 Hollysys (Asia Pacific) Pte Limited [Member]	Jun. 30, 2012 Hollysys (Asia Pacific) Pte Limited [Member] Direct [Member]	Jun. 30, 2012 Hollysys (Asia Pacific) Pte Limited [Member] Indirect [Member]	Jun. 30, 2012 Concord Corporation Pte Ltd [Member]	Jun. 30, 2012 Concord Corporation Pte Ltd [Member] Indirect [Member]	Jun. 30, 2012 Concord Electrical Pte Ltd [Member]	Jun. 30, 2012 Concord Electrical Pte Ltd [Member] Direct [Member]	Jun. 30, 2012 Concord Electrical Pte Ltd [Member] Indirect [Member]	Jun. 30, 2012 Concord Electrical Sdn Bhd [Member]	Jun. 30, 2012 Concord Electrical Sdn Bhd [Member] Direct [Member]	Jun. 30, 2012 Concord Electrical Sdn Bhd [Member] Indirect [Member]	Jun. 30, 2012 Concord Corporation Pte. Ltd Dubai Branch [Member]	Jun. 30, 2012 Concord Corporation Pte. Ltd Dubai Branch [Member] Direct [Member]	Jun. 30, 2012 Concord Corporation Pte. Ltd Dubai Branch [Member] Indirect [Member]	Jun. 30, 2012 Concord Solution (Hk) Limited [Member]	Jun. 30, 2012 Concord Solution (Hk) Limited [Member] Direct [Member]	Jun. 30, 2012 Concord Solution (Hk) Limited [Member] Indirect [Member]
Name of company				Gifted Time Holdings Limited ("GTH")						Clear Mind Limited ("Clear Mind")			World Hope Enterprises Limited ("World Hope")			Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")			Hollysys Group Co., Ltd. ("Hollysys Group")			Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")			Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")			Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")			Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")			Beijing Hollycon Medicine & Technology Co., Ltd. ("Hollycon")			Beijing Hollysys Co., Ltd. ("Beijing Hollysys")			Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")			Beijing WoDeWeiYe Technology Exploration Co., Ltd. ("WoDeWeiYe")			Xi''''an Hollysys Co., Ltd. ("Xi''''an Hollysys")			Hollysys (Asia Pacific) Pte. Limited ("HAP")			Concord Corporation Pte Ltd ("CCPL")		Concord Electrical Pte Ltd. ("CEPL")			Concord Electrical Sdn. Bhd ("CESB")			Concord Corporation Pte. Ltd., Dubai branch ("CCPL Dubai")			Concord Solution (HK) Limited ("CSHK")
Place of incorporation				BVI						BVI			Hong Kong			People''''s Republic of China ("PRC")			PRC			PRC			PRC			PRC			PRC			PRC			PRC			PRC			PRC			PRC			Singapore			Singapore		Singapore			Malaysia			Dubai			Hong Kong
Entity Incorporation, Date Of Incorporation				Sep. 21, 2005						Nov. 29, 2007			Sep. 17, 2007			Jan. 25, 2008			Dec. 17, 2007			Apr. 15, 2011			May 13, 2008			Sep. 24, 2003			Jun. 04, 2010			Jun. 04, 2010			Sep. 25, 1996			Oct. 26, 2000			Dec. 31, 1997			Mar. 09, 2011			Oct. 23, 1997			Mar. 10, 2008		May 25, 1984			May 13, 1994			Dec. 17, 2007			May 09, 2012
Percentage of ownership interest attributable to the Company	100.00%	28.04%	49.00%		40.00%	60.00%	100.00%	100.00%	0.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	51.00%		0.00%	100.00%		0.00%	100.00%		0.00%	51.00%		0.00%	100.00%		100.00%	0.00%		100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%
Principal activities				Investment holding						Investment holding			Investment holding			Investment holding			Investment holding			Investment management			Provision of integrated automation products and services			Provision of integrated automation products and services			Manufacture components of automation products for intercompanies			Manufacture and sale of medical automation equipment			Provision of integrated automation products and services			Dormant			Manufacture and sale of electric components			Research and development			Investment holding; Sale of integrated automation products			Provision of integrated construction and installation services		Provision of integrated construction and installation services			Provision of integrated construction and installation services			Provision of integrated construction and installation services			Provision of integrated automation products and services